Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

 November 22, 2004

Via Electronic Transmission

Securities and Exchange Commission 450 Fifth Street, N.W. Washington, D.C. 20549

Re: HSBC Investor Funds (the "Registrant")
File Nos. 33-7647 and 811-4782

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of Registrant that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of Registrant does not differ from those contained in Post-Effective Amendment No. 89 which was filed on November 17, 2004. The text of Post-Effective Amendment No. 89 was filed electronically.

If you have any questions or comments concerning this filing, please contact the undersigned at 202.261.3371 or David J. Harris at 202.261.3385.

Sincerely,

/s/ Cynthia D. Baughman

Cynthia D. Baughman

Enclosures